United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated International High Income Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares, Units or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--0.3%
		Telecommunications & Cellular--0.3%
1,285,485	[1]	Jazztel PLC	$339,457
2,500	[1]	Satelites Mexicanos SA de CV, Class INS	25,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,361,575)	364,457
		CORPORATE BONDS--19.0%
		Banking--4.0%
$1,750,000	[2,3]	Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021	1,741,499
2,000,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	1,994,784
500,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	377,500
1,500,000	[2,3]	VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035	1,353,375
		TOTAL	5,467,158
		Broadcast Radio & TV--2.1%
2,500,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,908,125
		Cable & Wireless Television--0.5%
1,260,653		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	636,630
		Container & Glass Products--1.5%
1,300,000		Vitro SA, Note, 11.75%, 11/1/2013	1,218,750
1,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	780,000
		TOTAL	1,998,750
		Metals & Mining--2.8%
2,000,000		Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014	2,040,700
1,750,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,721,387
		TOTAL	3,762,087
		Oil & Gas--7.0%
2,960,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	3,088,464
2,200,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,430,450
2,970,543	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	3,096,791
1,000,000	[2,3]	Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017	790,000
		TOTAL	9,405,705
		State/Provincial--0.3%
1,000,000,000	[2,3]	Bogota Distrito Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028	446,725
		Utilities--0.8%
1,000,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,070,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,257,054)	25,695,180
		FLOATING RATE LOANS--1.7%
800,000	[4]	Carolbrl, 6.561%, 9/30/2010	796,000
1,500,000	[4]	National Factoring Co., 4.625%, 1/3/2009	1,486,875
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $2,294,073)	2,282,875
		GOVERNMENTS/AGENCIES--76.4%
		Government Agency--1.1%
1,500,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Unsub., 6.369%, 6/16/2018	1,518,750
		Sovereign--75.3%
1,060,000		Argentina, Government of, 12.00%, 6/19/2031	270,300
7,400,000		Brazil Nota Do Tesouro Nacional, 6.00%, 8/15/2010	7,594,216
5,000,000		Brazil Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2012	2,801,779
2,900,000		Brazil Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2017	1,496,987
1,500,000		Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2015	1,493,540
6,275,000		Brazil, Government of, 6.00%, 1/17/2017	6,421,208
1,500,000		Colombia, Government of, 7.375%, 9/18/2037	1,651,875
2,000,000		Colombia, Government of, 8.25%, 12/22/2014	2,290,000
2,821,000,000		Colombia, Government of, 9.85%, 6/28/2027	1,350,186
2,400,000		Colombia, Government of, Note, 7.375%, 1/27/2017	2,644,320
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,261,500
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,855,040
1,376,000		Peru, Government of, 6.55%, 3/14/2037	1,415,422
3,110,000		Philippines, Government of, 9.00%, 2/15/2013	3,506,525
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,547,000
2,900,000		Republic of Ecuador, 10.00%, 8/15/2030	2,566,500
9,751,500	[2,3]	Russia, Government of, Unsub., Series 144A, 7.50%, 3/31/2030	10,865,609
4,324,071		Turkey, Government of, 10.00%, 2/15/2012	3,579,058
4,200,000		Turkey, Government of, 14.00%, 9/26/2012	3,146,632
1,600,000		Turkey, Government of, 6.75%, 4/3/2018	1,604,000
9,280,000		Turkey, Government of, 6.875%, 3/17/2036	8,688,400
3,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	3,548,125
6,300,000		United Mexican States, Note, 5.625%, 1/15/2017	6,377,490
5,000,000		Venezuela, Government of, 10.75%, 9/19/2013	5,175,000
15,250,000		Venezuela, Government of, 9.375%, 1/13/2034	13,343,750
4,300,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	3,299,175
		TOTAL	101,793,637
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $102,694,226)	103,312,387
		MUTUAL FUND--0.6%
887,411	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	887,411
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $134,494,339)[7]	132,542,310
		OTHER ASSETS AND LIABILITIES – NET—2.0%[8]	2,723,987
		TOTAL NET ASSETS—100%	$135,266,297

At August 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
9/15/2008	242,500,000 Chilean Peso	$ 500,000	$ 472,172	$ (27,828)
9/15/2008	446,685,000 Chilean Peso	$ 906,055	$ 869,742	$ (36,313)
4/29/2009	9,187,143 Yuan Renminbi	$1,428,571	$1,367,780	$ (60,791)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(124,932)

At August 31, 2008, the Fund had the following outstanding swap contract:
Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Value
Deutsche Bank Securities	Government of Venezuela	Buy	5.26%	6/20/2013	$3,000,000	$(18,498)

At August 31, 2008, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1U.S. Treasury Notes 10 Year Short Futures	54	$6,237,000	December 2008	$ 6,644

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and Value of Swap Contracts
is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $28,773,947, which represented 21.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $28,773,947, which represented 21.3% of total net assets.

4
The rate shown represents a weighted average coupon rate on settled positions at year end.  Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.  These loans may be subject to restrictions on resale.  Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

5	Affiliated company.
6	7-Day net yield.
7
At August 31, 2008, the cost of investments for federal tax purposes was $134,621,517. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, swap contracts and futures contracts was $2,079,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,820,947 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,900,154.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 1,226,868	$(118,288)
Level 2 – Other Significant Observable Inputs	131,315,442	(18,498)
Level 3 – Significant Unobservable Inputs	---	----
Total	$132,542,310	$(136,786)

* Other financial instruments include foreign exchange contracts, futures and swap contracts.

Federated International Small-Mid Company Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--93.5%
		Automobiles & Components--0.7%
100,049		Nokian Renkaat Oyj	$3,577,499
		Banks--0.7%
289,361		Bank of Cyprus Public Co. Ltd.	3,588,611
		Capital Goods--25.9%
278,349		Abengoa SA	7,457,449
126,400		Andritz AG	7,818,470
149,190		Arcadis NV	3,159,792
48,773		Bauer AG	4,108,179
21,800		Bekaert NV	3,807,810
180,004		Boskalis Westminster	10,652,005
97,209		Carbone Lorraine	5,539,879
1,692,000		Cosco Corp (Singapore) Ltd.	2,721,434
93,900		Doosan Infracore Co. Ltd.	1,817,420
643,531		Fenner PLC	2,670,824
257,013		Gamesa Corporacion Tecnologica SA	12,175,431
372,000		JGC Corp.	7,126,713
128,350		Konecranes Oyj	4,238,412
135,000		Kurita Water Industries	4,386,810
77,500		NPC, Inc.	3,615,070
31,137		Nexans SA	3,925,468
99,230		Obrascon Huarte Lain, SA	2,801,424
243,681	[1]	Prysmian SpA	5,988,807
85,326	[1]	Q-Cells AG	8,579,530
173,131	[1]	SGL Carbon AG	10,433,732
105,200		SNC-Lavalin Group, Inc.	5,251,083
1,757,200		Sembcorp Marine Ltd.	4,672,412
134,304		Solarworld AG	7,013,324
38,930		Sulzer AG	4,792,886
		TOTAL	134,754,364
		Commercial Services & Supplies--1.7%
214,300	[1,2,3]	Depa Ltd., GDR	1,275,085
5,637,049		Rentokil Initial PLC	7,459,944
		TOTAL	8,735,029
		Consumer Durables & Apparel--3.8%
291,443	[1]	Gildan Activewear, Inc.	6,811,023
260,000		Nikon Corp.	8,446,675
108,900		Shimano, Inc.	4,436,466
		TOTAL	19,694,164
		Consumer Services--2.0%
209,895		Intralot SA	2,623,379
13,430		MegaStudy Co. Ltd.	2,808,457
12,684	[1]	Orascom Development Holding AG	1,139,819
6,598,000		Raffles Education Corp. Ltd.	3,875,204
		TOTAL	10,446,859
		Diversified Financials--1.3%
33,240		Partners Group Holding AG	4,430,391
76,400		TMX Group, Inc.	2,491,742
		TOTAL	6,922,133
		Energy--15.9%
555,500		Banpu Public Co. Ltd., GDR	6,262,097
9,521,000	[1]	Bumi Resources Tbk	5,655,159
551,964	[1]	Dragon Oil PLC	3,165,380
233,774		ERG SpA	4,759,005
106,600		Fred Olsen Energy ASA	5,644,169
101,600		Fugro NV	7,841,979
4,408,000	[1]	Hidili Industry International Development Ltd.	5,134,609
356,600	[1]	Oilexco, Inc.	5,054,464
4,350,000		PT Tambang Batubara Bukit Asam Tbk	6,866,262
281,500		Petrofac Ltd.	3,340,564
178,477		SBM Offshore NV	4,319,957
2,306,000	[1]	Swiber Holdings Ltd.	2,344,421
287,900	[1]	TGS Nopec Geophysical Co. ASA	3,844,879
74,645		Tecnicas Reunidas SA	4,938,504
244,423	[1]	Wellstream Holdings PLC	5,561,711
941,900		Wood Group (John) PLC	8,172,564
		TOTAL	82,905,724
		Food, Beverage & Tobacco--3.4%
482,400		Davide Campari - Milano SpA	4,035,276
8,856	[1]	Hite Brewery Co.	1,699,793
714,600		Kuala Lumpur Kepong Bhd	2,497,313
2,105		Lindt & Spruengli AG	5,390,489
335,800	[1]	Viterra, Inc.	3,874,129
		TOTAL	17,497,000
		Health Care Equipment & Services--0.9%
204,888		Getinge AB, Class B	4,670,026
		Materials--14.9%
248,200		Agrium, Inc.	20,993,447
18,642		Boehler-Uddeholm AG	2,008,317
229,232		El Ezz Steel Rebars	1,090,707
458,464	[1]	El Ezz Steel Rebars, Rights	1,754,531
38,327		Incitec Pivot Ltd.	5,194,795
191,700		K&S AG	23,226,800
466,000		Tokai Carbon Co.	4,776,517
800,000		Tubacex Esp Tubos	6,849,508
265,000		Umicore	11,616,908
		TOTAL	77,511,530
		Media--1.4%
96,997	[1]	Central European Media Enterprises Ltd., Class A	7,557,036
		Pharmaceuticals, Biotechnology & Life Sciences--7.7%
94,586	[1]	Actelion Ltd.	5,420,520
17,222	[1]	Basilea Pharmaceutica AG	2,649,513
314,072		Grifols SA	9,333,099
70,873		Ipsen SA	3,839,741
297,007	[1]	Laboratorios Almirall SA	6,250,516
230,056	[1]	Qiagen NV	4,868,035
76,300		Shire Ltd., ADR	4,050,004
67,525		Stada Arzneimittel AG	3,685,367
		TOTAL	40,096,795
		Real Estate--0.4%
4,750,100		Mah Sing Group Bhd	1,969,666
		Retailing--1.3%
1,394,595		Game Group PLC	6,830,554
		Software & Services--8.3%
448,336	[1]	Autonomy Corp. PLC	9,371,543
195,800		Capcom Co. Ltd.	6,011,957
375,600	[1]	Giant Interactive Group, Inc., ADR	3,440,496
440,811		Indra Sistemas SA	11,293,804
145,400		Square Enix Co. Ltd.	4,815,655
87,569	[1]	UbiSoft Entertainment SA	8,200,236
		TOTAL	43,133,691
		Technology, Hardware & Equipment--1.9%
191,965	[1]	NICE-Systems Ltd., ADR	5,879,888
39,629		Neopost SA	4,134,968
		TOTAL	10,014,856
		Transportation--1.3%
118,500		Diana Shipping, Inc.	3,363,030
43,559		Dryships, Inc.	3,198,973
		TOTAL	6,562,003
		TOTAL COMMON STOCKS (IDENTIFIED COST $369,490,599)	486,467,540
		MUTUAL FUND--6.8%
35,567,005	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	35,567,005
		TOTAL INVESTMENTS---100.3% (IDENTIFIED COST $405,057,604)[6]	522,034,545
		OTHER ASSETS AND LIABILITIES---NET—(0.3)%[7]	(1,473,449)
		TOTAL NET ASSETS---100%	$520,561,096

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, this restricted security amounted to $1,275,085, which represented 0.2% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, this liquid restricted security amounted to $1,275,085, which represented 0.2% of total net assets.

4	Affiliated company.
5	7-Day net yield.
6
At August 31, 2008, the cost of investments for federal tax purposes was $405,057,604. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $116,976,941. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $153,770,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,793,907.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$110,507,198
Level 2 – Other Significant Observable Inputs	411,527,347
Level 3 – Significant Unobservable Inputs	----
Total	$522,034,545

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Federated International Value Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.3%
		Automobiles & Components--2.6%
78,945		Bayerische Motoren Werke AG	$3,234,885
		Banks--9.3%
22,770		BNP Paribas SA	2,054,898
158,423		Banco Santander Central Hispano, SA	2,694,721
350,250		HSBC Holdings PLC	5,512,062
245,898		Unicredito Italiano SpA	1,331,400
		TOTAL	11,593,081
		Commercial Services & Supplies--4.5%
67,142		Adecco SA	3,152,462
370,050		Michael Page International PLC	2,470,688
		TOTAL	5,623,150
		Consumer Durables & Apparel--4.4%
66,383		Compagnie Financiere Richemont AG	3,869,981
25,700		Tod's SpA	1,569,704
		TOTAL	5,439,685
		Consumer Services--2.6%
29,254		Accor SA	1,935,166
92,115		InterContinental Hotels Group PLC	1,244,422
		TOTAL	3,179,588
		Diversified Financials--16.6%
68,152		Credit Suisse Group AG	3,168,224
204,044		Invesco PLC	5,229,648
76,120		Janus Capital Group, Inc.	2,052,956
81,456		Julius Baer Holding Ltd., Zurich, Class B	4,961,495
21,995		Morgan Stanley	898,056
162,600		Schroders PLC	3,009,950
60,810		UBS AG	1,320,000
		TOTAL	20,640,329
		Energy--5.6%
37,600		Tidewater, Inc.	2,281,192
18,000		Total SA, Class B	1,294,065
26,341	[1]	Transocean Sedco Forex, Inc.	3,350,575
		TOTAL	6,925,832
		Food, Beverage & Tobacco--10.2%
222,908		Cadbury Schweppes PLC	2,560,689
190,971		Diageo PLC	3,534,370
24,958		Heineken NV	1,171,480
78,750		Nestle SA	3,470,332
20,640		Pernod-Ricard	1,930,950
		TOTAL	12,667,821
		Household & Personal Products--1.1%
13,500		L'Oreal SA	1,341,415
		Insurance--9.2%
68,118		AXA	2,185,877
717,010		Benfield Group PLC	4,483,086
56,714		Sun Life Financial Services of Canada	2,176,116
72,500		Willis Group Holdings Ltd.	2,495,450
		TOTAL	11,340,529
		Materials--3.7%
45,310		Akzo Nobel NV	2,764,544
2,150		Givaudan SA	1,788,633
		TOTAL	4,553,177
		Media--8.6%
53,500		Asatsu, Inc.	1,391,297
161,600		Grupo Televisa SA, GDR	3,745,888
80,249		Vivendi SA	3,103,583
249,752		WPP Group PLC	2,438,802
		TOTAL	10,679,570
		Pharmaceuticals, Biotechnology & Life Sciences--9.2%
196,568		GlaxoSmithKline PLC	4,626,614
74,995		Novartis AG	4,185,368
49,700		Takeda Pharmaceutical Co., Ltd.	2,591,639
		TOTAL	11,403,621
		Real Estate--1.5%
132,086		Sun Hung Kai Properties	1,807,045
		Retailing--2.0%
329,212		JJB Sports PLC	761,253
1,525,389		Signet Group PLC	1,739,845
		TOTAL	2,501,098
		Telecommunication Services--2.5%
1,224,673		Vodafone Group PLC	3,136,873
		Transportation--2.7%
70,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	3,365,832
		TOTAL COMMON STOCKS (IDENTIFIED COST $95,811,065)	119,433,531
		EXCHANGE-TRADED FUND—2.9%
317,322		iShares MSCI Japan (IDENTIFIED COST $3,073,946)	3,623,817
		MUTUAL FUND—0.7%
817,244	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	817,244
		TOTAL INVESTMENTS --- 99.9% (IDENTIFIED COST $99,702,255)[4]	123,874,592
		OTHER ASSETS AND LIABILITIES --- NET --- 0.1%[5]	155,110
		TOTAL NET ASSETS --- 100%	$124,029,702

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At August 31, 2008, the cost of investments for federal tax purposes was $99,702,255.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rate was $24,172,337.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,513,712 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,341,375.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 30,036,775
Level 2 – Other Significant Observable Inputs	93,837,817
Level 3 – Significant Unobservable Inputs	---
Total	$123,874,592

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated World Investment Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008